Derivatives, Sold and Purchased Credit Derivatives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	$ 389	$ 541
Notional amount Protection sold	10,483	10,544
Notional amount Protection purchased with identical underlyings	4,118	6,481
Notional Net protection sold	6,365	4,063
Notional Other protection purchased	16,328	11,537
Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	5,862	5,090
Corporate Bond Securities [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	22	44
Notional amount Protection sold	4,324	4,838
Notional amount Protection purchased with identical underlyings	3,060	3,602
Notional Net protection sold	1,264	1,236
Notional Other protection purchased	$ 1,804	$ 2,272
Corporate Bond Securities [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2017	Jan. 01, 2016
Corporate Bond Securities [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2026	Dec. 31, 2025
Corporate Bond Securities [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	$ 1,704	$ 1,745
Structured products [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	193	275
Notional amount Protection sold	405	598
Notional amount Protection purchased with identical underlyings	295	395
Notional Net protection sold	110	203
Notional Other protection purchased	$ 79	$ 142
Structured products [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2020	Jan. 01, 2017
Structured products [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2047	Dec. 31, 2047
Structured products [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	$ 333	$ 463
Credit Default Swap [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	0	0
Notional amount Protection sold	1,515	1,727
Notional amount Protection purchased with identical underlyings	139	1,717
Notional Net protection sold	1,376	10
Notional Other protection purchased	$ 3,668	$ 960
Credit Default Swap [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2017	Jan. 01, 2016
Credit Default Swap [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2021	Dec. 31, 2020
Credit Default Swap [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	$ 257	$ 370
Commercial Mortgage Backed Securities [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	156	203
Notional amount Protection sold	627	822
Notional amount Protection purchased with identical underlyings	584	766
Notional Net protection sold	43	56
Notional Other protection purchased	$ 71	$ 316
Commercial Mortgage Backed Securities [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2047	Jan. 01, 2047
Commercial Mortgage Backed Securities [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2058	Dec. 31, 2057
Commercial Mortgage Backed Securities [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	$ 0	$ 0
Asset-backed securities [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	17	18
Notional amount Protection sold	45	47
Notional amount Protection purchased with identical underlyings	40	1
Notional Net protection sold	5	46
Notional Other protection purchased	$ 187	$ 71
Asset-backed securities [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2045	Jan. 01, 2045
Asset-backed securities [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2046	Dec. 31, 2046
Asset-backed securities [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	$ 0	$ 0
Other Credit Derivatives [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	1	1
Notional amount Protection sold	3,567	2,512
Notional amount Protection purchased with identical underlyings	0	0
Notional Net protection sold	3,567	2,512
Notional Other protection purchased	$ 10,519	$ 7,776
Other Credit Derivatives [Member] | Minimum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Jan. 01, 2017	Jan. 01, 2016
Other Credit Derivatives [Member] | Maximum [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Derivative range of maturity dates	Dec. 31, 2047	Dec. 31, 2025
Other Credit Derivatives [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount Protection sold	$ 3,568	$ 2,512